SCHEDULE OF INVESTMENT OPTIONS (Details) - Investment Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant shares outstanding at beginning	4,667	71,334
Weighted average exercise price, issued	$ 150.00		$ 118.95
Weighted average remaining life, outstanding	2 years 10 months 24 days	4 years 1 month 6 days	5 years 1 month 6 days
Intrinsic value, outstanding beginning
Warrant shares outstanding at end	4,667	4,667	71,334
Weighted average exercise price, outstanding at end	$ 150.00
Intrinsic value, outstanding ending
Warrant shares outstanding, exercisable	4,667	4,667
Weighted average exercise price, exercisable	$ 150.00
Weighted average remaining life, exercisable	2 years 10 months 24 days	4 years 1 month 6 days
Intrinsic value, exercisable